CONVERTIBLE NOTES PAYABLE (Details Narrative)	3 Months Ended
Aug. 31, 2017 USD ($) d $ / shares shares
Conv Note #1
Date of Debt Instrument	Jan. 27, 2017
Term of Note	1 year
Convertible Notes Payable	$ 100,000
Interest rate	8.00%
Accrued interest	$ 4,244
Debt instrument, convertible, conversion price | $ / shares	$ 0.25
Description of conversion price	The holder of the note was entitled to a conversion price equal to seventy percent of the average trading price computed based on the previous 7 trading days prior to notice of conversion.
Conv Note #2
Date of Debt Instrument	Apr. 07, 2017
Term of Note	1 year
Convertible Notes Payable	$ 100,000
Interest rate	8.00%
Accrued interest	$ 2,800
Debt instrument, convertible, conversion price | $ / shares	$ 0.25
Debt instrument, convertible, trading days | d	7
Description of conversion price	The holder of the note was entitled to a conversion price equal to seventy percent of the average trading price computed based on the previous 7 trading days prior to notice of conversion.
Conv Note #3
Date of Debt Instrument	Jun. 28, 2017
Due Date	Jun. 28, 2019
Convertible Notes Payable	$ 400,000
Interest rate	10.00%
Accrued interest	$ 8,556
Debt instrument, convertible, conversion price | $ / shares	$ 0.50
Description of conversion price

may be converted at any time by the holder into shares of Company common stock at a conversion price of $.50 per share; and automatically converts into shares of Company common stock at a conversion price of $.50 per share upon the Company’s completion of a financing in the minimum amount of $5,000,000

Conv Note #1&2
Accrued interest	$ 7,044
Debt instrument, convertible, conversion price | $ / shares	$ 0.25
Date of Issuance	Aug. 11, 2017
Stock Issued, Shares | shares	800,000
Stock Issued, Value	$ 200,000